INCOME TAX (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax asset
Valuation allowance	$ (256,517,000)	$ (231,908,000)
Total net deferred tax assets	0	0
Mudrick Capital Acquisition Corporation [Member]
Deferred tax asset
Organizational costs/Startup expenses	227,930	86,012
Total deferred tax assets	227,930	86,012
Valuation allowance	(227,930)	(86,012)
Total net deferred tax assets	$ 0	$ 0